Other current liabilities - Summary of other current liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Disclosure of detailed information about other current liabilities [Line Items]
Payroll tax	€ 2,008	€ 3,560
Income tax liability	1,761	4,298
Accrual for vacation	1,579	1,277
Other liabilities	1,457	213
Total	€ 6,805	€ 9,348	[1]	€ 9,366

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities